Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	ZIM Integrated Shipping Services Ltd.
Entity Central Index Key	0001654126
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	ZIM
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	0
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY